Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Segment Branch	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies (Textual) [Abstract]
Common stock exchange		1
Number of Branch Locations		6
Number of Branch Offices		2
Number of Segments		2
Mortgage and Commercial Loans Period		90 days
Credit card and Personal loans Period		180 days
Minimum required sustained performance		6 months
Probabilities of default acquire horizon	2 years
Allowance for loan loss horizon	1 year
Allowance for loan loss decrease	$ 176,000
Goodwill	987,000	987,000	987,000
Discount rate used for evaluation of goodwill		14.20%
Total accumulated other comprehensive income	$ 1,487,000	$ 1,487,000	$ 2,194,000
Stock options outstanding		92,491	123,570	180,571
Anson BanCorp Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Acquisition		Jan. 19, 2000
Gateway Mortgage Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Acquisition		Aug. 04, 2000
Cabarrus Bank and Trust Company [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Company capitalized a new wholly-owned subsidiary		Apr. 10, 2003
Uwharrie Mortgage Inc [Member]
Significant Accounting Policies (Additional One Textual) [Abstract]
Established a subsidiary		2004-04-07
Maximum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for Furniture, Fixtures and Equipment		7 years
Maximum [Member] | Building and Leasehold Improvements [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for leasehold improvements and building		39 years
Minimum [Member] | Furniture and Fixtures [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for Furniture, Fixtures and Equipment		5 years
Minimum [Member] | Building and Leasehold Improvements [Member]
Significant Accounting Policies (Additional Textual) [Abstract]
Useful lives range for leasehold improvements and building		10 years